UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 117.8%

Pennsylvania — 117.8%
Corporate — 2.9%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35(a)(b)(c)	$1,845	$1,309,950
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 04/01/39	1,510	1,533,692
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	2,630	2,684,914
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	180	187,427
National Gypsum Co., 5.50%, 11/01/44	135	139,519

		5,855,502
County/City/Special District/School District — 28.4%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/35	190	195,082
5.00%, 05/01/42	450	458,662
Altoona Area School District, GO:
5.00%, 12/01/36	125	136,501
5.00%, 12/01/45	600	647,406
Bethlehem Area School District, GO (BAM), Series A:
5.00%, 08/01/34	1,610	1,775,299
5.00%, 08/01/35	1,210	1,331,920
Borough of West Chester Pennsylvania, GO, Refunding, 3.50%, 11/15/35	1,095	1,050,072
Boyertown Area School District, GO:
5.00%, 10/01/36	610	661,643
5.00%, 10/01/38	920	995,035
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGM), 5.25%, 12/15/18(d)	2,000	2,008,160
City of Philadelphia Pennsylvania, GO, Refunding Series A (AGC):
5.00%, 08/01/19(d)	255	260,811
5.00%, 08/01/24	2,115	2,159,690
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 09/01/26	1,095	1,193,112
County of Bucks Pennsylvania Water & Sewer Authority, RB, Series A (AGM):
5.00%, 12/01/37	780	860,176
5.00%, 12/01/40	1,000	1,099,300

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 06/01/29	$260	$265,374
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	1,025	1,139,544
5.00%, 03/01/43	775	859,653
County of Lycoming Pennsylvania Water & Sewer Authority, RB (AGM), 5.00%, 11/15/19(d)	500	515,250
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	170	189,958
County of York Pennsylvania, GO, Refunding, 5.00%, 09/01/20(d)	500	525,340
Dallastown Area School District, GO, Refunding, 5.00%, 04/15/34	1,235	1,365,169
Fox Chapel Area School District, GO:
5.00%, 02/01/39	1,345	1,489,386
5.00%, 02/01/42	1,250	1,378,537
Marple Newtown School District, GO, (AGM), 5.00%, 06/01/19(d)	4,100	4,173,677
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 0.00%, 09/01/30(e)	6,145	3,996,401
Springfield School District/Delaware County, GO:
5.00%, 03/01/36	870	977,497
5.00%, 03/01/37	890	997,708
State Public School Building Authority, RB (AGM):
Community College, Allegheny County Project, 5.00%, 07/15/34	2,190	2,325,648
Corry Area School District, CAB, 0.00%, 12/15/22(e)	1,640	1,446,562
Corry Area School District, CAB, 0.00%, 12/15/23(e)	1,980	1,686,386
Corry Area School District, CAB, 0.00%, 12/15/24(e)	1,980	1,623,541
Corry Area School District, CAB, 0.00%, 12/15/25(e)	1,770	1,397,185
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC) :
5.00%, 05/15/19(d)	645	1,306,486
Township of Bristol Pennsylvania School District, GO:
5.00%, 06/01/40	775	822,438

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
Township of Bristol Pennsylvania School District, GO (continued):
5.25%, 06/01/43	$6,925	$7,445,760
(BAM), 5.00%, 06/01/42	1,685	1,815,183
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	1,270	1,358,875
Township of Lower Paxton Pennsylvania, GO:
5.00%, 04/01/42	435	474,985
5.00%, 04/01/46	1,435	1,563,920

		55,973,332
Education — 22.6%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College, 5.00%, 08/15/26	100	104,355
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/19(d)	200	205,774
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 01/01/19(d)	900	906,291
6.38%, 01/01/39	100	100,724
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 08/01/40	1,205	1,324,885
5.00%, 08/01/45	3,610	3,957,715
County of Delaware Pennsylvania Authority, Refunding RB:
Cabrini University, 5.00%, 07/01/47	2,480	2,566,205
Villanova University, 5.25%, 12/01/19(d)	100	103,379
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jeferson University, Series A:
5.00%, 09/01/48	1,500	1,612,020
5.00%, 09/01/37	840	916,961
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
Lafayette College, 4.00%, 11/01/38	1,160	1,150,534
Moravian College, 5.00%, 10/01/36	610	647,613
St. Luke’s University Health Network Project, 5.00%, 08/15/46	1,000	1,066,970

Security	Par (000)	Value
Education (continued)
County of Northampton Pennsylvania General Purpose Authority, Refunding RB (continued):
St. Lukes University Health Network, 5.00%, 08/15/48	$1,125	$1,207,755
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,000	2,202,860
Pennsylvania Higher Educational Facilities Authority, RB, Thomas Jefferson University, 5.00%, 03/01/20(d)	1,000	1,036,350
Pennsylvania Higher Educational Facilities Authority, RB,Series AT-1, 4.00%, 06/15/34	2,000	2,019,580
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 05/01/21(d)	3,700	3,973,689
Drexel University, Series A, 5.25%, 05/01/41	230	243,216
La Salle University, 5.00%, 05/01/37	1,325	1,374,489
La Salle University, 5.00%, 05/01/42	1,855	1,915,974
State System of Higher Education, Series AL, 5.00%, 06/15/35	280	290,990
Thomas Jefferson University, 5.00%, 09/01/45	2,000	2,157,160
University Properties, Inc. Student Housing Project, Series A, 5.00%, 07/01/35	300	313,173
Widener University, Series A, 5.25%, 07/15/33	1,580	1,670,060
Widener University, Series A, 5.50%, 07/15/38	385	406,298
Philadelphia Authority for Industrial Development, RB, University of Sciences, 5.00%, 11/01/42	2,710	2,921,814
Philadelphia Authority for Industrial Development, Refunding RB:
1st Series, 5.00%, 04/01/45	2,170	2,352,888
La Salle University, 4.00%, 05/01/42	2,985	2,733,394
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 09/15/38	830	916,934

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 07/01/35	$485	$506,054
5.00%, 07/01/35	435	456,567
5.00%, 07/01/45	300	310,566
5.00%, 07/01/47	820	850,496

		44,523,733
Health — 19.1%
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 07/01/41	3,000	3,215,670
County of Allegheny Hospital Development Authority, Refunding RB, Allegheny Health Network Obligated Group Issue, Series A:
4.00%, 04/01/37	1,700	1,623,024
5.00%, 04/01/47	700	739,249
County of Allegheny Pennsylvania Hospital Development Authority, RB, University of Pittsburgh Medical Center Health, Series B (NPFGC), 6.00%, 07/01/26	2,000	2,417,120
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project:
Series A, 5.00%, 11/01/40	765	805,300
Series A3, 5.50%, 11/01/19(d)	250	257,943
Series A3, 5.50%, 11/01/31	250	257,993
County of Bucks Pennsylvania IDA, Refunding RB, Pennswood Village Project, 5.00%, 10/01/37	940	1,008,413
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21(d)	2,410	2,738,025
County of Chester Health & Education Facilities Authority, Refunding RB, Main Line Health System, Series A, 5.00%, 10/01/52	2,290	2,465,551
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 01/01/41	210	213,221
Diakon Lutheran Social Ministries, 5.00%, 01/01/38	2,600	2,730,520

Security	Par (000)	Value
Health (continued)
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 06/01/19(d)	$240	$245,621
County of Franklin Pennsylvania IDA, Refunding RB, Chambersburg Hospital Project, 5.38%, 07/01/42	415	432,857
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Masonic Villages of The Grand Lodge of Pennsylvania Project:
5.00%, 11/01/28	575	627,181
5.00%, 11/01/35	425	452,357
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 06/01/19(d)	490	498,727
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities, Series A-1, 6.25%, 11/15/19(d)	235	245,164
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	865	912,800
Acts Retirement-Life Communities, 5.00%, 11/15/28	555	583,777
Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	220	214,766
County of Union Pennsylvania Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 08/01/21(d)	460	517,739
County of Wayne Hospital & Health Facilites Authority, RB, Wayne Memorial Hospital Project, Series A, 4.00%, 07/01/46	1,595	1,510,529
DuBois Hospital Authority, Refunding RB, Penn Highlands Healthcare, 4.00%, 07/15/48	2,060	1,917,572
Geisinger Authority Pennsylvania, Refunding RB, Health System, Series A-2, 5.00%, 02/15/39	4,050	4,416,525
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 05/01/28	520	559,796
5.75%, 05/01/35	865	935,982

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 05/15/31	$1,000	$1,038,660
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	940	991,211
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19(f)	900	925,029
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 07/01/20(d)	2,055	2,157,853

		37,656,175
Housing — 6.9%
City of Philadelphia Pennsylvania, GO, Refunding, Series A, 5.00%, 08/01/37	1,360	1,476,198
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	400	367,296
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	400	366,556
S/F Housing Mortgage, Series 114-C, 3.65%, 10/01/37	1,705	1,659,442
S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	1,000	992,790
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	1,600	1,595,344
Philadelphia Housing Authority, RB, Capital Fund Program, M/F Housing, Series A (AGM), 5.50%, 12/01/18	3,000	3,008,760
Philadelphia IDA, RB, Series A:
3.50%, 12/01/36	790	721,357
4.00%, 12/01/46	2,970	2,743,389
4.00%, 12/01/51	790	706,126

		13,637,258
State — 5.8%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment, 5.00%, 06/01/35	1,295	1,412,262

Security	Par (000)	Value
State (continued)
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 06/01/22(d)	$2,460	$2,694,094
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	7,000	7,311,920

		11,418,276
Transportation — 19.9%
City of Philadelphia Pennsylvania, ARB, Series A, 5.00%, 06/15/40	3,825	3,952,296
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B:
5.00%, 07/01/37	1,100	1,187,340
5.00%, 07/01/47	2,105	2,246,624
Delaware River Joint Toll Bridge Commission, RB, Bridge System, 5.00%, 07/01/42	1,500	1,660,920
Delaware River Port Authority, RB:
5.00%, 01/01/29	475	523,697
5.00%, 01/01/37	2,285	2,487,200
Series D, 5.00%, 01/01/40	750	768,390
Series D (AGM), 5.00%, 01/01/40	1,560	1,601,870
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	6,025	6,327,274
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42(e)	4,760	1,566,135
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40(e)	1,275	470,118
Sub-Series B, 5.25%, 12/01/48	1,930	2,153,919
Sub-Series B-1, 5.00%, 06/01/42	2,345	2,487,576
Pennsylvania Turnpike Commission, Refunding RB:
Sub-Series A-1, 5.25%, 12/01/45	3,270	3,557,597
Sub-Series B (AGM), 5.25%, 06/01/19(d)	3,500	3,566,920
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts(d):
5.00%, 06/01/21	1,860	1,989,921

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts(d) (continued):
5.00%, 06/01/21	$2,465	$2,637,180

		39,184,977
Utilities — 12.2%
City of Philadelphia Pennsylvania Gas Works, RB, 9th Series:
5.25%, 08/01/20(d)	660	694,294
5.25%, 08/01/40	1,040	1,088,734
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 08/01/30	800	884,168
5.00%, 08/01/31	600	661,602
5.00%, 08/01/32	800	879,592
5.00%, 08/01/33	400	438,528
5.00%, 08/01/34	700	765,660
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 01/01/19(d)	800	804,472
Series A, 5.25%, 10/01/52	810	899,367
Series C (AGM), 5.00%, 08/01/40	3,350	3,481,655
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	3,575	3,925,743
5.00%, 06/01/34	4,175	4,570,540
(AGM), 4.00%, 06/01/39	1,250	1,225,888
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	1,410	1,552,847
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 05/01/23(d)	420	467,237
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 01/01/32	1,605	1,657,981

		23,998,308

Total Municipal Bonds — 117.8% (Cost — $228,841,555)		232,247,561

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Pennsylvania — 51.1%
Education — 17.5%
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/47	$3,900	$4,281,869
Pennsylvania Higher Educational Facilities Authority, RB:
State System of Higher Education, Series AR, 4.00%, 06/15/38	11,335	11,371,882
University of Pennsylvania Health System, Series A, 5.75%, 08/15/21(d)	5,120	5,601,459
University of Pennsylvania Health System, Series A, 4.00%, 08/15/39	7,815	7,850,099
Philadelphia Authority for Industrial Development, RB, Philadelphia College of osteopathic Medicine, 4.00%, 12/01/48(h)	3,300	3,128,367
University of Pittsburgh Pennsylvania, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 03/15/19(d)	2,202	2,227,289

		34,460,965
Health — 13.6%
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 06/01/19(d)	3,000	3,053,235
Series A, 5.25%, 06/01/19(d)	3,128	3,185,047
Series A-1, 5.13%, 06/01/41	7,430	7,864,606
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 03/15/40	8,000	7,808,560
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	4,680	4,932,042

		26,843,490
Housing — 1.2%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 114A, AMT, 3.70%, 10/01/42	2,635	2,463,940

State — 14.9%
Commonwealth of Pennsylvania, GO, 1st Series:
4.00%, 03/01/38(h)	6,000	5,928,060
5.00%, 03/15/19(d)	6,028	6,098,296

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 06/01/44	$7,000	$7,436,625
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/18(d)	10,000	10,025,500

		29,488,481
Transportation — 2.0%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	1,880,642
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,850	2,016,861

		3,897,503
Utilities — 1.9%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 08/15/42	3,493	3,756,550

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 51.1% (Cost — $100,418,303)		100,910,929

Total Long-Term Investments — 168.9% (Cost — $329,259,858)		333,158,490

Security	Shares	Value
Short-Term Securities — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.45%(i)(j)	1,539,943	$1,540,097

Total Short-Term Securities — 0.8% (Cost — $1,540,097)		1,540,097

Total Investments — 169.7% (Cost — $330,799,955)		334,698,587
Other Assets Less Liabilities — 2.1%		3,894,014
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.0)%		(59,062,598)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (41.8)%		(82,344,656)

Net Assets Applicable to Common Shares — 100.0%		$197,185,347

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Non-income producing security.
(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between March 1, 2026 to June 1, 2039, is $4,773,503.

(i)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

(j)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	562,341	977,602	1,539,943	$1,540,097	$4,292	$(2)	$(54)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

IDA — Industrial Development Authority

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

Syncora — Syncora Guarantee

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	13	12/19/18	$1,540	$8,216
Long U.S. Treasury Bond	57	12/19/18	7,873	198,762
5-Year U.S. Treasury Note	14	12/31/18	1,573	9,011

				$215,989

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$333,158,490	$—	$333,158,490
Short-Term Securities	1,540,097	—	—	1,540,097

	$1,540,097	$333,158,490	$—	$334,698,587

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$215,989	$—	$—	$215,989

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(58,866,387)	$—	$(58,866,387)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

	$—	$(141,466,387)	$—	$(141,466,387)

During the period ended October 31, 2018, there were no transfers between levels.

8

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: December 19, 2018